Accrued expenses and other payables (Tables)	12 Months Ended
Dec. 31, 2020
Payables and Accruals [Abstract]
Schedule of Accrued Expenses and Other Payables
	As of December 31,
	2019	2020
	RMB’000	RMB’000
Accrued expenses and other payables
Payables for purchase of property and equipment	4,953	-
Deposits received from customers	4,296	1,710
Deposits received from franchisees	2,907	2,967
Accrued rental, utility and other expenses	4,019	10,859
VAT and other taxes payable	8,834	13,380
Payables for refund of tuition fee	9,670	4,143
Amount due to non-controlling shareholders of subsidiaries	481	-
Offering expenses	11,052	4,261
Others	2,245	8,710
Total	48,457	46,030